ACCOUNTS RECEIVABLE TRADE, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 36,484,810	$ 22,615,363
Less: allowance for credit losses	(2,135,885)	(2,427,577)
Accounts receivable trade, net	34,348,925	20,187,786
Trade Accounts Receivable One [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	2,640,710	3,033,610
Trade Accounts Receivable Two [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	22,995,822	16,310,787
Trade Accounts Receivable Three [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 10,848,278	$ 3,270,966